Expense Example, No Redemption - DWS RREEF Global Infrastructure Fund	Apr. 29, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 689
Expense Example, No Redemption, 3 Years	955
Expense Example, No Redemption, 5 Years	1,241
Expense Example, No Redemption, 10 Years	2,053
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	197
Expense Example, No Redemption, 3 Years	638
Expense Example, No Redemption, 5 Years	1,106
Expense Example, No Redemption, 10 Years	2,202
Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	96
Expense Example, No Redemption, 3 Years	300
Expense Example, No Redemption, 5 Years	520
Expense Example, No Redemption, 10 Years	1,155
INST Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	96
Expense Example, No Redemption, 3 Years	321
Expense Example, No Redemption, 5 Years	564
Expense Example, No Redemption, 10 Years	1,262
Class S
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	106
Expense Example, No Redemption, 3 Years	344
Expense Example, No Redemption, 5 Years	600
Expense Example, No Redemption, 10 Years	$ 1,335